Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Net earnings	$ 51,007	$ 126,100
Adjustments to reconcile net earnings to net cash provided by operations:
Depreciation and amortization	36,523	32,375
Deferred income tax expense	7,061	16,650
Gain on the sale of assets	(1,861)	(31,938)
Provision for restructuring and impairment	284	182
Gain on debt forgiveness	(500)	0
Loss from equity investment	7,775	11,453
401(k) match stock contribution	1,107	1,479
Changes in operating assets and liabilities (net of acquisitions):
Accounts and contracts receivable	(26,976)	24,280
Inventories	(67,187)	68,487
Other current assets	(1,109)	4,083
Accounts payable, accrued expenses, and other liabilities	19,509	(65,936)
Income taxes	4,519	(4,035)
Net cash provided by operating activities	30,152	183,180
Cash flows from investing activities:
Additions to property, plant, and equipment	(53,367)	(71,431)
Proceeds from the sale of assets	8,180	73,688
Net cash (used in) provided by investing activities	(45,187)	2,257
Cash flows from financing activities:
Proceeds from issuance of long-term debt	398,550	478,059
Payments of long-term debt	(383,011)	(597,055)
Payments on financing leases	(7,868)	(6,321)
Change in other assets	(2,758)	(6,604)
Purchase of treasury stock	(38,788)	(4,358)
Preferred stock dividends paid	(23)	(23)
Net cash used in financing activities	(33,898)	(136,302)
Net (decrease) increase in cash and cash equivalents	(48,933)	49,135
Cash and cash equivalents, beginning of year	59,837	10,702
Cash and cash equivalents, end of year	10,904	59,837
Supplemental disclosures of cash flow information:
Interest	4,481	5,094
Income taxes paid	2,971	22,692
Property, plant and equipment issued under finance and operating leases	18,734	3,749
Property, plant and equipment purchased on account	$ 1,267	$ 19